Debt - Schedule of Company's Long-Term Debt (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total long-term debt		$ 4,842	$ 4,994
Less due within one year		708	819
Total long term non current debt		4,134	4,175
4.150% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	649	648
5.980% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	299	298
1.500% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	620	662
5.050% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	397	0
4.800% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	311	0
2.450% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	746	745
4.950% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	242	263
4.375% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	566	604
5.500% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	496	495
3.625% Senior Notes [Member]
Debt Instrument [Line Items]
Total long-term debt	[1]	0	750
Bank Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt		506	510
Government Loans [Member]
Debt Instrument [Line Items]
Total long-term debt		6	8
Other Long Term Debt [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 4	$ 11

[1]	The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.